CONSOLIDATED STATEMENTS OF OPERATIONS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Gross revenues	$ 54,944	$ 63,689	$ 71,291
Costs and expenses:
Costs of sales and services	19,074	29,882	30,918
Selling, general and administrative	24,182	28,480	21,144
Share-based compensation-selling, general and administrative	0	0	2,497
Finance costs	1,763	1,809	1,935
Credit losses (recovery)	547	(47)	88
(Reversal of) impairment of assets held for sale	(1,246)	31,443
Exchange differences on foreign currency transactions, net loss (gain)	427	(3,922)	(2,838)
Total	44,747	87,645	53,744
Income (loss) before income taxes	10,197	(23,956)	17,547
Income tax (expense) recovery:
Income taxes	(1,907)	6,207	(2,289)
Resource property revenue taxes	(6,891)	(5,658)	(7,887)
Provision for income taxes	(8,798)	549	(10,176)
Net income (loss) for the year	1,399	(23,407)	7,371
Net (income) loss attributable to non-controlling interests	(8)	9	193
Net income (loss) attributable to owners of the parent company	$ 1,391	$ (23,398)	$ 7,564
Basic earnings (loss) per share (in dollars per share)	$ 0.09	$ (1.58)	$ 0.51
Diluted earnings (loss) per share (in dollars per share)	$ 0.09	$ (1.58)	$ 0.51
Weighted average number of common shares outstanding
Basic (in shares)	14,822,251	14,811,118	14,779,302
Diluted (in shares)	14,822,261	14,811,118	14,908,312